Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 583,325	$ 2,192,870
Accounts receivable, net	190,556	137,338
Inventory, net	42,496	62,933
Prepaid expenses	91,253	46,971
Deposit - current portion	100,000	0
Total Current Assets	1,007,630	2,440,112
Property and equipment, net	4,492,510	4,653,438
Operating lease right-of-use asset	86,558	128,399
Deposits	6,630	6,630
Total Assets	5,593,328	7,228,579
Current Liabilities:
Accounts payable and accrued liabilities	198,870	192,488
Accounts payable - related party	17,471	0
Other current liabilities	6,332	16,820
Interest payable - related party	0	1,750
Customer deposit	57,377	127,671
Loan, current portion	194,125	0
Lease liability, current portion	53,384	44,270
Promissory note short term - related party	0	50,000
Total Current Liabilities	527,559	432,999
Non-current Liabilities:
Lease liability, less current portion	41,287	94,670
Loan, less current portion	202,735	0
Other liability	17,135	12,335
Total Non-Current Liabilities	261,157	107,005
Total Liabilities	788,716	540,004
Contingencies (Note 11)	0	0
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 40,959,741 shares issued and outstanding as of December 31, 2020 and 2019, respectively	40,959	40,959
Additional paid-in capital	14,381,058	13,775,908
Shares to be issued, common shares	98,709	50,709
Accumulated deficit	(9,716,114)	(7,179,001)
Total Stockholders' Equity	4,804,612	6,688,575
Total Liabilities and Stockholders' Equity	$ 5,593,328	$ 7,228,579